Average Annual Total Returns{- Fidelity Emerging Markets Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity Emerging Markets Multifactor ETF	Fidelity Emerging Markets Multifactor ETF Return Before Taxes Past 1 year	Fidelity Emerging Markets Multifactor ETF Return Before Taxes Since Inception		Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions Since Inception		Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Multifactor ETF After Taxes on Distributions and Sales Since Inception		IXYVI Past 1 year	IXYVI Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	7.42%	6.85%	[1]	7.08%	6.37%	[1]	4.88%	5.31%	[1]	8.27%	7.81%	[1]	18.32%	13.77%	[1]

[1]	(a)From February 26, 2019